American Funds Global High-Income
Opportunities Fund
6455 Irvine Center Drive
Irvine, CA 92618

Courtney R. Taylor
Secretary

December 18, 2012

Document Control
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-3628

Re:	American Funds Global High-Income Opportunities Fund
File Nos. 333-183930 and 811-22745

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 13, 2012 of Registrant’s Pre-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor
Secretary